Fair Value Measurements - Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	$ 197,078,938	$ 199,955,367
U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	44,006,000	48,446,000
States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	42,422,000	60,414,000
Mortgage-Backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	110,443,000	90,900,000
Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	208,000	195,000
Nonrecurring [Member]
Assets measured on a nonrecurring basis:
Impaired loans	503,000	372,000
Mortgage servicing rights		1,000
Recurring [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	197,079,000	199,955,000
Recurring [Member] | U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	44,006,000	48,446,000
Recurring [Member] | States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	42,422,000	60,414,000
Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	110,443,000	90,900,000
Recurring [Member] | Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	208,000	195,000
Level I [Member] | Recurring [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	208,000	195,000
Level I [Member] | Recurring [Member] | Equity Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	208,000	195,000
Level II [Member] | Recurring [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	196,871,000	199,760,000
Level II [Member] | Recurring [Member] | U.S. Government Corporations and Agencies [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	44,006,000	48,446,000
Level II [Member] | Recurring [Member] | States and Political Subdivisions [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	42,422,000	60,414,000
Level II [Member] | Recurring [Member] | Mortgage-Backed Securities [Member]
Schedule of assets carried at fair value on recurring basis
Assets measured on a recurring basis, Securities available for sale	110,443,000	90,900,000
Level III [Member] | Nonrecurring [Member]
Assets measured on a nonrecurring basis:
Impaired loans	503,000	372,000
Mortgage servicing rights		$ 1,000